Convertible Senior Notes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 15, 2013 Convertible Senior Notes	Apr. 15, 2008 Convertible Senior Notes	Dec. 31, 2013 Convertible Senior Notes	Apr. 15, 2013 Convertible Senior Notes	Dec. 31, 2012 Convertible Senior Notes	Apr. 15, 2008 Convertible Senior Notes	Dec. 31, 2013 Convertible Senior Notes Semi Annual Payment, First Payment	Dec. 31, 2013 Convertible Senior Notes Semi Annual Payment, Second Payment
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Senior Notes							$ 23,793		$ 400,000
Convertible Senior Notes, interest rate									4.75%
Net proceeds from offering of Convertible Senior Notes					388,743
Annual interest payable date										--04-15	--10-15
Convertible Senior Notes, maturity date						Apr. 15, 2013
Convertible senior notes, outstanding amount	1,616	23,779						23,793
Interest due and payable							565
Debt instrument, settled principal amount							22,177
Cash payment to holders	11,185	0	364,765	11,185
Issuance of new shares with fair value				353
Gain on trouble debt restructuring	4,645	10,510	0	126
Modification of remaining principal as loans							$ 10,513
Annual interest rate, minimum				4.75%
Annual interest rate, maximum				10.50%
Debt instrument, maturity period				1 year